SCHEDULE OF INTANGIBLE ASSETS (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance	$ 29,861
Balance	32,459	$ 29,861
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance	40,180	35,009
Additions	7,651	5,171
Balance	47,831	40,180
Accumulated amortisation [member]
IfrsStatementLineItems [Line Items]
Balance	10,319	3,501
Amortization	5,053	6,818
Balance	15,372	10,319
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance	29,858
Balance	32,456	29,858
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance	40,177	35,006
Additions	7,651	5,171
Balance	47,828	40,177
Computer software [member] | Accumulated amortisation [member]
IfrsStatementLineItems [Line Items]
Balance	10,319	3,501
Amortization	5,053	6,818
Balance	15,372	10,319
HealthTab [member]
IfrsStatementLineItems [Line Items]
Balance	1
Balance	1	1
HealthTab [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance	1	1
Additions
Balance	1	1
HealthTab [member] | Accumulated amortisation [member]
IfrsStatementLineItems [Line Items]
Balance
Amortization
Balance
Corozon [member]
IfrsStatementLineItems [Line Items]
Balance	1
Balance	1	1
Corozon [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance	1	1
Additions
Balance	1	1
Corozon [member] | Accumulated amortisation [member]
IfrsStatementLineItems [Line Items]
Balance
Amortization
Balance
Emerald [member]
IfrsStatementLineItems [Line Items]
Balance	1
Balance	1	1
Emerald [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance	1	1
Additions
Balance	1	1
Emerald [member] | Accumulated amortisation [member]
IfrsStatementLineItems [Line Items]
Balance
Amortization
Balance